Revenues - Summary of Contract Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Income [Abstract]
Deferred revenue	$ 1,062	$ 992	$ 886